Calamos Convertible Equity Alternative ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Convertible Bonds (84.9%)
	Consumer Discretionary (21.7%)
111,000	Booking Holdings, Inc.
	0.750%, 05/01/25	$169,265
56,000	Carnival Corp.
	5.750%, 10/01/24	72,486
60,000	Cinemark Holdings, Inc.
	4.500%, 08/15/25	80,862
36,000	Guess?, Inc.*
	3.750%, 04/15/28	37,572
220,000	Rivian Automotive, Inc.*
	3.625%, 10/15/30	199,864
148,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	270,636
55,000	Stride, Inc.
	1.125%, 09/01/27	65,222
88,000	Wayfair, Inc.*
	3.500%, 11/15/28	102,246
		998,153
	Consumer Staples (2.1%)
36,000	Glaukos Corp.
	2.750%, 06/15/27	53,232
36,000	Repligen Corp.
	0.375%, 07/15/24	44,642
		97,874
	Energy (11.8%)
44,000	CNX Resources Corp.
	2.250%, 05/01/26	76,718
52,000	EQT Corp.
	1.750%, 05/01/26	151,185
64,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	75,588
40,000	Peabody Energy Corp.
	3.250%, 03/01/28	56,727
71,000	Pioneer Natural Resources Company
	0.250%, 05/15/25	181,190
		541,408
	Health Care (3.1%)
72,000	Exact Sciences Corp.*
	2.000%, 03/01/30	74,118
64,000	Integer Holdings Corp.*
	2.125%, 02/15/28	70,450
		144,568
	Industrials (5.0%)
90,000	Axon Enterprise, Inc.*
	0.500%, 12/15/27	97,093
32,000	Chart Industries, Inc.
	1.000%, 11/15/24	64,611
52,000	Parsons Corp.
	0.250%, 08/15/25	68,216
		229,920
	Information Technology (35.0%)
	Akamai Technologies, Inc.
155,000	1.125%, 02/15/29*	152,599
142,000	0.125%, 05/01/25	164,368
142,000	0.375%, 09/01/27	144,651
60,000	HubSpot, Inc.
	0.375%, 06/01/25	93,577
44,000	Insight Enterprises, Inc.
	0.750%, 02/15/25	92,532
148,000	MongoDB, Inc.
	0.250%, 01/15/26	252,532
104,000	ON Semiconductor Corp.
	0.000%, 05/01/27	136,154
192,000	Palo Alto Networks, Inc.
	0.375%, 06/01/25	468,868
30,000	Semtech Corp.*
	4.000%, 11/01/28	27,568
75,000	Splunk, Inc.
	1.125%, 09/15/25	80,630
		1,613,479
	Materials (4.4%)
36,000	ATI, Inc.
	3.500%, 06/15/25	89,070
44,000	United States Steel Corp.
	5.000%, 11/01/26	112,586
		201,656
	Utilities (1.8%)
75,000	NRG Energy, Inc.
	2.750%, 06/01/48	84,184
	TOTAL CONVERTIBLE BONDS (Cost $3,989,481)	3,911,242

NUMBER OF SHARES		VALUE

Convertible Preferred Stocks (14.2%)
	Communication Services (0.5%)
1,312	Paramount Global
	5.750%, 04/01/24	20,401
	Financials (3.9%)
3,728	Apollo Global Management, Inc.
	6.750%	179,354
	Industrials (2.5%)
1,064	Chart Industries, Inc.
	6.750%, 12/15/25	52,306
604	RBC Bearings, Inc.
	5.000%, 10/15/24	63,535
		115,841
	Utilities (7.3%)
1,319	AES Corp.
	6.875%, 02/15/24	79,509
1,840	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§**
	3.369%, 09/15/29	70,424
5,012	NextEra Energy, Inc.
	6.926%, 09/01/25	188,151
		338,084
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $669,063)	653,680
TOTAL INVESTMENTS (99.1%) (Cost $4,658,544)		$4,564,922
OTHER ASSETS, LESS LIABILITIES (0.9%)		42,650
NET ASSETS (100.0%)		$4,607,572

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at October 31, 2023.

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos ETF Trust (the “Trust”), a Delaware statutory trust organized on June 17, 2013, consists of two series, including Calamos Convertible Equity Alternative ETF (the “Fund”), which commenced operations on September 29, 2023. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act’), as an open-end management investment company. Prior to commencement of operations, the Fund had issued 4,000 shares of beneficial interest at an aggregate purchase price of $100,000 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC.

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”). The Fund’s investment objective is total return through capital appreciation and current income. The Fund offers and issues Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares, generally in exchange for a basket of securities constituting the portfolio holdings of the Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of the Fund will be listed and principally traded on NYSE Arca, Inc.(the “Exchange”). Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Calamos Advisors LLC (“Calamos Advisors”), serves as the Fund’s adviser (“Advisor”). Calamos Advisors also serves as the Fund’s subadviser (“Subadviser”).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Fund's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Fund, have designated the Advisor to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Advisor has adopted procedures to guide the determination of the NAV on any day on which the Fund's NAVs are determined. The valuation of the Fund's investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the Advisor, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Advisor, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$3,911,242	$—	$3,911,242
Convertible Preferred Stocks	583,256	70,424	—	653,680
Total	$583,256	$3,981,666	$—	$4,564,922